Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of Financial Instruments - Schedule (Table)

	December 31, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$40,594	$40,594	$43,561	$43,561
Restricted cash	$763	$763	$490	$490
Accounts receivable	$8,151	$8,151	$34,235	$34,235
Accounts payable	$10,605	$10,605	$15,355	$15,355
Ship mortgage notes and premium	$600,638	$400,554	$653,614	$527,005
Other long-term debt, net of deferred finance costs	$475,949	$484,529	$519,503	$529,138
Due from related parties, long-term	$14,658	$14,658	$42,878	$42,878
Assets held for sale	$77,831	$77,831	$—	$—
Liabilities associated with assets held for sale	$34,071	$34,071	$—	$—

Fair Value of Financial Instruments measured on a Non-Recurring Basis (Table)

	Fair Value Measurements at December 31, 2020 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$40,594	$40,594	$—	$—
Restricted cash	$763	$763	$—	$—
Accounts receivable	$8,151	$8,151	$—	$—
Accounts payable	$10,605	$10,605	$—	$—
Ship mortgage notes and premium	$400,554	$400,554	$—	$—
Other long-term debt(1)	$484,529	$—	$484,529	$—
Due from related parties, long-term(2)	$14,658	$—	$14,658	$—
Assets held for sale (3)	$77,831	$—	$77,831	$—
Liabilities associated with assets held for sale(4)	$34,071	$—	$34,071	$—

	Fair Value Measurements at December 31, 2019 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$43,561	$43,561	$—	$—
Restricted cash	$490	$490	$—	$—
Accounts receivable	$34,235	$34,235	$—	$—
Accounts payable	$15,355	$15,355	$—	$—
Ship mortgage notes and premium	$527,005	$527,005	$—	$—
Other long-term debt(1)	$529,138	$—	$529,138	$—
Due from related parties, long-term(2)	$42,878	$—	$42,878	$—

(1)	The fair value of the Company’s other long-term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness.
(2)	The fair value of the Company’s long term amounts due from related parties is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
(3)	The fair value of the Company’s assets held for sale depends on the fair value of the vessels accounted for as held for sale and is estimated based on their conluded sale prices or third party valuations performed on an individual basis using currently available data for vessels with similar characteristics, age and capacity. The fair value of assets held for sale is considered level 2.
(4)	The fair value of the Company’s liabilities associated with assets held for sale depends mainly on the fair value of floating rate loans and is based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the Company’s creditworthiness. The fair value of the liabilities associated with assets held for sale is considered level 2.